Notes Receivable (Minimum Future Receipts Under Notes Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Notes Receivable [Abstract]
2012	$ 4,289
2013	911
2014
2015
2016
Thereafter
Minimum future notes receivable	$ 5,200